Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segments shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Significant Accounting Policies (Textual)
Inventory write-off	$ 52	$ 75
WACC	15.00%
Long-term growth rate	2.00%
Severance costs	$ 210	451	$ 240
Allowance for doubtful accounts	$ 17	$ 27	$ 10
Number of operating segments | Segments	2
Anti-dilutive securities | shares	294,250	314,125	283,670
Derivative liability	$ 87	$ 30
Material assumptions used for income approach period	5 years
Income tax likelihood percentage, description	The tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.
Fair value of goodwill		$ 4,700
Deferred revenues	$ 243
Deferred revenues from service contracts	$ 408